Business Combination	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Business Combinations [Abstract]
Business Combination

NOTE 2—BUSINESS COMBINATIONS

Space Monkey Acquisition

On September 10, 2014, a wholly-owned subsidiary of the Company merged with Space Monkey, Inc. (“Space Monkey”), a data cloud storage technology company. Pursuant to the terms of the merger the Company paid aggregate cash consideration of $15.0 million, of which $1.5 million is held in escrow for indemnification obligations and is required to be released no later than December 31, 2014. This strategic acquisition was made to support the growth and development of the Company’s smart home platform. The accompanying condensed consolidated financial statements include the financial position and results of operations associated with the Space Monkey assets acquired and liabilities assumed from September 10, 2014. The pro forma impact of Space Monkey on the Company’s financial position and results of operations for the nine months ended September 30, 2014 is immaterial.

The determination of the final purchase price is subject to potential adjustments, primarily related to the valuation of certain intangible assets and income taxes. The following table summarizes the preliminary estimated fair value of the assets acquired and liabilities assumed at the time of acquisition (in thousands):

Net assets acquired from Space Monkey	$404
Deferred tax liability	(1,106)
Intangible assets (See Note 9)	8,300
Goodwill	7,402

Total estimated fair value of the assets acquired and liabilities assumed	$15,000

During the nine months ended September 30, 2014, the Company incurred costs associated with the Space Monkey acquisition, which were not material, consisting of accounting, legal and professional fees and payments to employees directly associated with the acquisition. These costs are included in general and administrative expenses in the accompanying unaudited condensed consolidated statements of operations.

Wildfire Acquisition

On January 31, 2014, a wholly-owned subsidiary of the Company completed the purchase of certain assets, and assumed certain liabilities, of Wildfire Broadband, LLC (“Wildfire”). Pursuant to the terms of the asset purchase agreement the Company paid aggregate cash consideration of $3.5 million, of which $0.4 million is held in escrow for indemnification obligations and is required to be released no later than January 31, 2015. This strategic acquisition was made to provide the Company access to Wildfire’s existing customers, wireless internet infrastructure and know-how. The accompanying condensed consolidated financial statements include the financial position and results of operations associated with the Wildfire assets acquired and liabilities assumed from January 31, 2014. The pro forma impact of Wildfire on the Company’s financial position and results of operations for the nine months ended September 30, 2014 is immaterial. The associated goodwill is deductible for income tax purposes.

The following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the time of acquisition (in thousands):

Net assets acquired from Wildfire	$96
Intangible assets (See Note 9)	2,900
Goodwill	504

Total cash consideration	3,500
Estimated net working capital adjustment	(61)

Total fair value of the assets acquired and liabilities assumed	$3,439

During the nine months ended September 30, 2014, the Company incurred costs associated with the Wildfire acquisition, which were not material, consisting of accounting, legal and professional fees and payments to employees directly associated with the acquisition. These costs are included in general and administrative expenses in the accompanying unaudited condensed consolidated statements of operations.

In addition, during the nine months ended September 30, 2014, the Company made a cost-based investment in a privately-held company (the “Investee”). The amount of the investment by the Company in the Investee was $0.3 million as of September 30, 2014. The Company could make up to $2.7 million in additional investments in the Investee, subject to the achievement of certain technology development milestones. These additional investments are expected to occur through July 1, 2016.

NOTE 3—BUSINESS COMBINATION

As described in Note 1, the Merger was completed on November 16, 2012, and was financed by a combination of equity invested by affiliates of The Blackstone Group, certain co-investors, the Company’s management and certain employees and borrowings under senior credit facilities. The Company’s management and certain employees invested approximately $155,160,000 in the form of a rollover of their equity in APX and 2GIG and cash investments were used to repay all outstanding borrowings under the Predecessor’s secured credit facilities, pay Predecessor shareholders, purchase equity units of Acquisition LLC and pay transaction fees and expenses. As part of the Merger, as of December 31, 2013 and 2012, there was $28,428,000 held in escrow and presented as restricted cash in the accompanying financial statements for payments to employees that will be due in the next two years. At the time of the Transactions, approximately $54,300,000 was placed in escrow to cover potential adjustments to the total purchase consideration associated with general representations and warranties and adjustments to tangible net worth, in accordance with the terms of the Merger’s escrow agreement. This amount is included in the total purchase consideration discussed below. The remaining escrow balance, after all adjustments are made in accordance with the escrow agreement, are expected to be paid to the former Company shareholders no later than the second quarter of 2014. Because these amounts held in escrow are not controlled by the Company, they are not included in the accompanying consolidated balance sheets.

Purchase Consideration

The following table summarizes the purchase price consideration (in thousands):

Revolving line of credit	$10,000
Issuance of bonds, net of issuance costs	1,246,646
Contributed equity	713,821
Less: Transaction costs	(31,540)
Less: Net worth adjustment	(3,289)

Total purchase consideration	$1,935,638

Purchase Price Allocation

The purchase price of approximately $1,935,638,000 includes the purchase of all outstanding stock, settlement of the Predecessor’s debt, settlement of stock-based awards, payments to employees under long-term incentive arrangements, transaction fees and expenses and purchase of subscriber accounts held by third parties. Payments to employees consisted of payments to officers, employees and directors as change in control payments and special retention bonuses. On the date of the Transactions, the Company paid $28,428,000 or 50% of the amount due to employees under long-term incentive arrangements. The remaining 50% will be paid in two equal payments on the second and third anniversary dates of the Merger. In addition to the payments under these long-term incentive arrangements, the Company also incurred $48,586,000 of costs related to bonus and other payments to employees directly related to the Transactions. These employee expenses are included in total costs and expenses in the Predecessor Period Consolidated Statement of Operations.

The estimated fair values of the assets acquired and liabilities assumed are based on information obtained from various sources including, the Company’s management and historical experience. The fair value of the intangible assets was determined using the income and the cost approaches. Key assumptions used in the determination of fair value include projected cash flows, subscriber attrition rates and discount rates between 8% and 14%.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of December 31, 2013 (in thousands):

Current assets acquired	$73,239
Property, plant and equipment	29,293
Other assets	30,535
Intangible assets	1,062,300
Goodwill	880,302
Current liabilities assumed	(100,258)
Deferred income tax liability	(33,996)
Other liabilities	(5,777)

Total purchase price allocation	$1,935,638

Goodwill resulting from the Transactions is not deductible for income tax purposes.

Transaction Related Costs

The Company incurred costs associated with the Transactions of approximately $31,885,000 in the Successor Period from November 17, 2012 through December 31, 2012 and approximately $23,461,000 in the Predecessor Period from January 1, 2012 through November 16, 2012. These costs consist of accounting, investment banking, legal and professional fees and employee expenses directly associated with the Transactions and are included in the accompanying consolidated statements of operations.

Smartrove Acquisition

On May 29, 2013, a wholly-owned subsidiary of the Company, Vivint Wireless, Inc. (“Vivint Wireless”), completed a 100% stock acquisition of Smartrove. Pursuant to the terms of the stock purchase agreement, Vivint Wireless acquired the business for aggregate cash consideration of $4,275,000, of which $870,000 is held in escrow. This strategic acquisition was made to provide Vivint Wireless with full ownership of certain intellectual property used in its operations. The accompanying consolidated financial statements include the financial position and results of operations of Smartrove as a wholly-owned subsidiary from May 29, 2013. The pro forma impact of Smartrove on the Company’s financial position and results of operations for the year ended December 31, 2013 is immaterial.

The determination of the final purchase price is subject to potential adjustments, primarily related to the finalization of income taxes and the escrow amounts discussed above. The associated goodwill is not deductible for income tax purposes. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of December 31, 2013 (in thousands):

Net assets acquired from Smartrove—Cash	$3
Deferred income tax liability	(1,533)
Intangible assets (See Note 10)	4,040
Goodwill	1,765

Total fair value of the assets acquired and liabilities assumed	$4,275

Transaction Related Costs

During the year ended December 31, 2013, the Company incurred costs associated with the Smartrove Acquisition, which were not material, consisting of accounting, investment banking, legal and professional fees and payments to employees directly associated with the acquisition. These costs are included in the accompanying consolidated statements of operations.